Fair value measurement - Level 3 financial instruments (Details) - At fair value - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Reconciliation of movements in level 3 net financial instruments measured at fair value
Financial instruments at beginning of period	$ 143,181
Financial instruments at end of period	147,237	$ 143,181
Loans
Reconciliation of movements in level 3 assets measured at fair value
Assets at end of period	565
Equity securities and holdings in collective investment schemes
Reconciliation of movements in level 3 assets measured at fair value
Assets at end of period	60,466
Debt securities
Reconciliation of movements in level 3 assets measured at fair value
Assets at end of period	92,728
Net asset value attributable to unit holders of consolidated investment funds
Reconciliation of movements in level 3 liabilities measured at fair value
Liabilities at end of period	(5,770)
Level 3
Reconciliation of movements in level 3 net financial instruments measured at fair value
Financial instruments at beginning of period	484
Total gains (losses) in income statement	20	46
Financial instruments at end of period	509	484
Net unrealised gains (losses) on financial instruments held at the end of the year	20	12
Level 3 | Loans
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	6
Total gains (losses) in income statement	(1)
Issues		6
Assets at end of period	5	6
Net unrealised gains (losses) on financial instruments held at the end of the year	(1)
Level 3 | Equity securities and holdings in collective investment schemes
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	445	264
Total gains (losses) in income statement	21	49
Total gains/(losses) recorded in other comprehensive income	(5)	9
Purchases and other additions	11	255
Sales		(132)
Assets at end of period	472	445
Net unrealised gains (losses) on financial instruments held at the end of the year	21	11
Reconciliation of movements in level 3 net financial instruments measured at fair value
Financial instruments at beginning of period	445
Financial instruments at end of period	472	445
Level 3 | Debt securities
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	33	6
Total gains (losses) in income statement		(5)
Total gains/(losses) recorded in other comprehensive income	(1)
Transfers into level 3		32
Assets at end of period	32	33
Net unrealised gains (losses) on financial instruments held at the end of the year		1
Level 3 | Net asset value attributable to unit holders of consolidated investment funds
Reconciliation of movements in level 3 liabilities measured at fair value
Liabilities at beginning of period		(2)
Total gains (losses) recorded in income statement		2
Discontinued US operations
Reconciliation of movements in level 3 net financial instruments measured at fair value
Financial instruments at beginning of period	258,788
Financial instruments at end of period	275,620	258,788
Discontinued US operations | Loans
Reconciliation of movements in level 3 assets measured at fair value
Assets at end of period	3,538
Discontinued US operations | Equity securities and holdings in collective investment schemes
Reconciliation of movements in level 3 assets measured at fair value
Assets at end of period	239,975
Discontinued US operations | Debt securities
Reconciliation of movements in level 3 assets measured at fair value
Assets at end of period	33,028
Discontinued US operations | Net asset value attributable to unit holders of consolidated investment funds
Reconciliation of movements in level 3 liabilities measured at fair value
Liabilities at end of period	(599)
Discontinued US operations | Level 3
Reconciliation of movements in level 3 net financial instruments measured at fair value
Financial instruments at beginning of period	1,370	1,140
Total gains (losses) in income statement	199	(72)
Total gains/(losses) recorded in other comprehensive income		(2)
Purchases and other additions	125	363
Sales	(302)	(123)
Issues	(175)	(204)
Settlements	140	247
Transfers into level 3		21
Transfers out of level 3	(20)
Financial instruments at end of period	1,337	1,370
Net unrealised gains (losses) on financial instruments held at the end of the year	223	(58)
Discontinued US operations | Level 3 | Loans
Reconciliation of movements in level 3 assets measured at fair value
Assets at end of period	3,538
Discontinued US operations | Level 3 | Equity securities and holdings in collective investment schemes
Reconciliation of movements in level 3 assets measured at fair value
Assets at end of period	103
Discontinued US operations | Level 3 | Debt securities
Reconciliation of movements in level 3 assets measured at fair value
Assets at end of period	31
Discontinued US operations | Level 3 | Net asset value attributable to unit holders of consolidated investment funds
Reconciliation of movements in level 3 liabilities measured at fair value
Liabilities at end of period	(599)
Continuing and discontinued operations
Reconciliation of movements in level 3 net financial instruments measured at fair value
Financial instruments at beginning of period	401,969
Financial instruments at end of period		401,969
Continuing and discontinued operations | Loans
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	3,877
Assets at end of period		3,877
Continuing and discontinued operations | Equity securities and holdings in collective investment schemes
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	278,635
Assets at end of period		278,635
Continuing and discontinued operations | Debt securities
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	125,829
Assets at end of period		125,829
Continuing and discontinued operations | Net asset value attributable to unit holders of consolidated investment funds
Reconciliation of movements in level 3 liabilities measured at fair value
Liabilities at beginning of period	(5,975)
Liabilities at end of period		(5,975)
Continuing and discontinued operations | Level 3
Reconciliation of movements in level 3 net financial instruments measured at fair value
Financial instruments at beginning of period	1,854	1,408
Total gains (losses) in income statement	219	(26)
Total gains/(losses) recorded in other comprehensive income	(6)	7
Purchases and other additions	136	618
Sales	(302)	(255)
Issues	(175)	(198)
Settlements	140	247
Transfers into level 3		53
Transfers out of level 3	(20)
Financial instruments at end of period	1,846	1,854
Continuing and discontinued operations | Level 3 | Loans
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	3,461
Assets at end of period		3,461
Continuing and discontinued operations | Level 3 | Equity securities and holdings in collective investment schemes
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	548
Assets at end of period		548
Continuing and discontinued operations | Level 3 | Debt securities
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	62
Assets at end of period		62
Continuing and discontinued operations | Level 3 | Net asset value attributable to unit holders of consolidated investment funds
Reconciliation of movements in level 3 liabilities measured at fair value
Liabilities at beginning of period	$ (494)
Liabilities at end of period		$ (494)